Shareholder Fees {- Fidelity Managed Retirement 2015 Fund}	Jul. 13, 2021 USD ($)
07.31 Fidelity Managed Retirement Funds Retail Combo PRO-10 | Fidelity Managed Retirement 2015 Fund
Shareholder Fees:
(fees paid directly from your investment)	none